Financial Instruments - Summary of Changes in Fair Value of Liabilities Measured at Fair Value (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Change in fair value	$ 836,595	$ 1,056,165
Level 3 [Member]
Disclosure In Tabular Form Of Movement In Convertible Debt At Fair Value [Line Items]
Beginning Balance	8,741,996	7,507,755
Accrued interest	1,162,773	958,669
Interest paid	(591,170)	(315,436)
Change in fair value	836,595	1,056,165
Foreign exchange	185,809	(465,157)
Ending Balance	$ 10,336,003	$ 8,741,996